Shareholders' equity - Regulatory Capital Ratios (Details)	Dec. 31, 2022	Dec. 31, 2021
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	0.112	0.112
Tier 1 capital ratio	0.141	0.140
Total capital ratio	0.149	0.149
Tier 1 leverage ratio	0.058	0.055
SLR	0.068	0.066
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	0.156	0.165
Tier 1 capital ratio	0.156	0.165
Total capital ratio	0.157	0.165
Tier 1 leverage ratio	0.062	0.060
SLR	0.077	0.076